Shareholders’ Equity (Deficit) (Details) - Schedule of Status of Options to Employees - Share Option Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Shareholders’ Equity (Deficit) (Details) - Schedule of Status of Options to Employees [Line Items]
Number of options, Outstanding beginning balance | shares	110,110
Weighted average exercise price, Outstanding beginning balance | $ / shares	$ 178.99
Aggregate intrinsic value, Outstanding beginning balance | $	$ 115
Weighted average remaining contractual life (years), Outstanding beginning balance	6 years 1 month 20 days
Number of options, Granted | shares	159,087
Weighted average exercise price, Granted | $ / shares	$ 15.06
Number of options, Exercised | shares	(1,143)
Weighted average exercise price, Exercised | $ / shares	$ 6.97
Aggregate intrinsic value, Exercised | $	$ 12
Number of options, Forfeited and expired | shares	(30,398)
Weighted average exercise price, Forfeited and expired | $ / shares	$ 100.82
Number of options, Outstanding ending balance | shares	237,656
Weighted average exercise price, Outstanding ending balance | $ / shares	$ 21.3
Aggregate intrinsic value, Outstanding ending balance | $
Weighted average remaining contractual life (years), Outstanding ending balance	8 years 3 months 14 days
Number of options, Exercisable options | shares	59,426
Weighted average exercise price, Exercisable options | $ / shares	$ 47.25
Aggregate intrinsic value, Exercisable options | $
Weighted average remaining contractual life (years), Exercisable options	4 years 4 months 2 days
Number of options, Vested and expected to vest | shares	237,656
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 21.3
Aggregate intrinsic value, Vested and expected to vest | $
Weighted average remaining contractual life (years), Vested and expected to vest	8 years 3 months 14 days